                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359
                                   ---------

                          HYPERION STRATEGIC BOND FUND, INC.
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK NY                                                    10281-1010
------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

THOMAS F. DOODIAN             THREE WORLD FINANCIAL CENTER
                              200 VESEY STREET
                              NEW YORK, NY                     10281-1010
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2006
                         --------------------
Date of reporting period: APRIL 30, 2006
                         --------------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2006

                                                                                        PRINCIPAL
                                                                 INTEREST                 AMOUNT
                                                                   RATE      MATURITY     (000S)        VALUE
                                                                ---------    --------   ---------   ------------
ASSET-BACKED SECURITIES - 10.0%
   First Franklin Mortgage Loan Trust
      Series 2004-FFH2, Class B1* (c)                                8.46%+  06/25/34   $  3,000    $  2,848,017
      Series 2004-FF8, Class B4* (c)                                 8.46+   10/25/34      1,000         933,615
                                                                                                    ------------
                                                                                                       3,781,632
                                                                                                    ------------
   Green Tree Financial Corp.
      Series 1998-04, Class M1                                       6.83    03/01/28      2,000         780,000
      Series 1998-3, Class M1                                        6.86    03/01/30      2,000         810,000
      Series 1997-7, Class B1                                        6.99    07/15/29      1,979         267,111
      Series 1997-3, Class M1                                        7.53    03/15/28      2,500       1,537,500
      Series 1996-9, Class M1                                        7.63    01/15/28      2,300       2,058,500
                                                                                                    ------------
                                                                                                       5,453,111
                                                                                                    ------------
   Long Beach Mortgage Loan Trust
      Series 2002-5, Class M4B                                       6.00    11/25/32      1,607         642,651
   Mid-State Trust
      Series 2004-1, Class B                                         8.90    08/15/37      2,965       2,970,543
   Sail Net Interest Margin Notes
      Series 2004-BNC2, Class B*                                     7.00    12/27/34      1,485       1,347,071
      Series 2003-5, Class A*                                        7.35    06/27/33         41          34,618
      Series 2003-3, Class A*                                        7.75    04/27/33         78          72,352
                                                                                                    ------------
                                                                                                       1,454,041
                                                                                                    ------------
   Structured Asset Investment Loan Trust
      Series 2004-11, Class B* (d)                              5.00/5.50    01/25/35      3,999       3,551,912
      Series 2004-4, Class B* (d)                               5.00/5.50    04/25/34      2,858       2,568,627
      Series 2003-BC13, Class B* (a) (d)                        6.00/6.50    11/25/33      3,750       3,405,375
      Series 2004-3, Class B* (d)                               6.00/6.50    04/25/34      2,500       2,182,750
                                                                                                    ------------
                                                                                                      11,708,664
                                                                                                    ------------
   Wells Fargo Alternative Loan Trust
      Series 2005-1, Class B5                                        5.50    03/25/35        320         183,666
      Series 2005-1, Class B6                                        5.50    02/25/35        427          96,012
                                                                                                    ------------
                                                                                                         279,678
                                                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
         (Cost - $29,553,304)                                                                         26,290,320
                                                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 72.6%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 14.8%
   ARC Subordinated Participation
      Class B1                                                       7.86    02/11/06        847         847,273
      Class B-3                                                      8.93+   02/11/06      2,540       2,540,095
                                                                                                    ------------
                                                                                                       3,387,368
                                                                                                    ------------
   Harborview Mortgage Loan Trust
      Series 2005-14, Class B4*                                      5.56    12/19/35      3,359       2,782,938
      Series 2005-1, Class B4* (c)                                   6.66+   03/19/35      1,167         991,205
      Series 2005-1, Class B5* (c)                                   6.66+   03/19/35      1,701       1,162,297
      Series 2005-1, Class B6* (c)                                   6.66+   03/19/35      2,189         437,812
                                                                                                    ------------
                                                                                                       5,374,252
                                                                                                    ------------
   Pierre Laclede Center B-Participating                             7.72+   03/07/06     15,000      15,000,000
   Shidler B-Note Participating                                      7.10+   01/09/07     10,000      10,000,000
   Wachovia Capital Center                                           8.89+   02/01/10      5,000       5,000,000
                                                                                                    ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost - $39,156,442)                                                                         38,761,620
                                                                                                    ------------
OTHER COMMERCIAL MORTGAGE BACKED SECURITIES - 57.8%
   Banc America Commercial Mortgage, Inc.
      Series 2004-6, Class A5                                        4.81    12/10/42      4,000@      3,761,092
      Series 2004-6, Class F*                                        5.35+   12/10/42      2,500       2,379,452

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2006

                                                                                        PRINCIPAL
                                                                 INTEREST                 AMOUNT
                                                                   RATE      MATURITY     (000S)        VALUE
                                                                ---------    --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
   Series 2002-PB2, Class K*                                         6.29%   06/11/35   $  2,000    $  1,986,460
                                                                                                    ------------
                                                                                                       8,127,004
                                                                                                    ------------
   Banc America Large Loan, Inc.
      Series 2005-BOCA, Class L*                                     6.60+   12/15/16      1,698       1,701,634
   Bear Stearns Commercial Mortgage Securities
      Series 2005-PWR9, Class L*                                     4.66    09/19/42      5,000       3,633,305
      Series 2004-ESA, Class A3*                                     4.74    05/14/16      3,500@      3,446,149
      Series 2004-T16, Class A6                                      4.75    02/13/46      5,300@      4,952,956
      Series 2005-PWR10, Class K*                                    5.47    12/11/40      6,113       5,444,745
      Series 2004-PWR5, Class F*                                     5.48+   07/11/42      3,500       3,336,032
      Series 2004-PWR6, Class F*                                     5.63+   11/11/41      2,250       2,119,939
      Series 1999-C1, Class J*                                       5.64    02/14/31      2,390         149,854
      Series 1999-C1, Class K* (e)                                   5.64    02/14/31      1,502          13,820
      Series 2004-PWR6, Class G*                                     5.66+   11/11/41      1,000         936,453
                                                                                                    ------------
                                                                                                      24,033,253
                                                                                                    ------------
   Cascades Mezzanine Note                                           9.84+   06/03/08      5,500       5,500,000
   CD 2006 CD2
      Series 2006-CD2, Class J*                                      5.65    01/11/46      3,300       3,016,375
   Chase Commercial Mortgage Securities Corp.
      Series 2000-2, Class I*                                        6.65    07/15/10        643         634,293
      Series 2000-2, Class J*                                        6.65    07/15/10      7,387       6,157,697
                                                                                                    ------------
                                                                                                       6,791,990
                                                                                                    ------------
   Citigroup/Deutsche Bank Commercial Mortgage Trust
      Series 2005-CA, Class G*                                       5.23    09/15/20      5,000       4,673,680
   Credit Suisse First Boston Mortgage Securities Corp.
      Series 2003-C3, Class J*                                       4.23+   05/15/38      1,200       1,057,378
      Series 2004-C3, Class J*                                       4.78    07/15/36        275         230,491
      Series 2005-C6, Class J*                                       5.23    12/15/40      5,000       4,489,450
      Series 2006-C1, Class L*                                       5.24    02/15/39      1,717       1,435,002
      Series 2006-C1, Class M*                                       5.24    02/15/39      1,200         973,758
      Series 2006-C1, Class N*                                       5.24    02/15/39      1,288         908,057
      Series 2006-C1, Class O*                                       5.24    02/15/39        429         278,710
      Series 2006-C1, Class P*                                       5.24    02/15/39        430         279,359
      Series 2006-C1, Class Q*                                       5.24    02/15/39        858         488,580
      Series 2006-C1, Class S*                                       5.24    02/15/39      3,861       1,272,972
      Series 2004-C5, Class F*                                       5.32+   11/15/37      3,000       2,829,393
      Series 2006-C1, Class J*                                       5.74    02/15/39      3,100       2,934,023
      Series 2006-C1, Class K*                                       5.74    02/15/39      2,900       2,676,085
                                                                                                    ------------
                                                                                                      19,853,258
                                                                                                    ------------
   First Horizon Mortgage Trust
      Series 2005-FA9, Class B4*                                     5.50    12/25/35      1,067         700,171
      Series 2005-FA9, Class B5*                                     5.50    12/25/35      1,605         736,303
      Series 2005-FA9, Class B6*                                     5.50    12/25/35      1,147         286,773
                                                                                                    ------------
                                                                                                       1,723,247
                                                                                                    ------------
   Greenwich Capital Commercial Funding Corp.
      Series 2005-GG3, Class G*                                      5.44+   08/10/42      5,000       4,714,555
   JP Morgan Commercial Mortgage Finance Corp.
      Series 2003-C1, Class X1*                                      0.26    01/12/37     57,457       2,140,567
      Series 2003-C1, Class K*                                       5.08    01/12/37      1,625       1,453,367
      Series 2003-C1, Class L*                                       5.08    01/12/37      1,200         943,908
      Series 2005-CDP5, Class J*                                     5.33    12/15/44      4,500       4,172,503
      Series 2004-C2, Class A3                                       5.38+   05/15/41      5,000@      4,863,985
      Series 2004-PNC1, Class A4                                     5.54+   06/12/41      5,000@      4,915,055
      Series 1999-C7, Class F*                                       6.00    10/15/35      6,000       5,947,818
                                                                                                    ------------
                                                                                                      24,437,203
                                                                                                    ------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2006

                                                                                        PRINCIPAL
                                                                 INTEREST                 AMOUNT
                                                                   RATE      MATURITY     (000S)        VALUE
                                                                ---------    --------   ---------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
   LB-UBS Commercial Mortgage Trust
      Series 2002-C2, Class V**                                      0.00%   07/15/32   $      0    $          0
      Series 2005-C1, Class G*                                       5.16+   02/15/40      4,286       4,031,382
      Series 2002-C2, Class M*                                       5.68    07/15/35        900         859,877
      Series 2002-C2, Class N*                                       5.68    07/15/35      1,450       1,298,389
      Series 2001-C7, Class J*                                       5.87    11/15/33      3,662       3,577,718
      Series 2001-C7, Class L*                                       5.87    11/15/33      3,299       2,942,662
                                                                                                    ------------
                                                                                                      12,710,028
                                                                                                    ------------
   Merrill Lynch Mortgage Trust
      Series 2002-MW1, Class J*                                      5.70    07/12/34      2,295       2,124,668
      Series 2002-MW1, Class L*                                      5.70    07/12/34        512         384,987
                                                                                                    ------------
                                                                                                       2,509,655
                                                                                                    ------------
   Morgan Stanley Cap I, Inc.
      Series 2004-HQ4, Class H*                                      5.37    12/14/14      1,000         942,526
      Series 2005-HQ6, Class J*                                      5.42    08/13/42      5,000       4,720,635
      Series 2004-HQ4, Class G*                                      5.53+   04/14/40      1,000         947,373
      Series 1998-WF1, Class F*                                      7.30    03/15/30      5,000       5,072,500
                                                                                                    ------------
                                                                                                      11,683,034
                                                                                                    ------------
   Mortgage Capital Funding, Inc.
      Series 1996-MC1, Class G*                                      7.15    06/15/06        916         915,527
   Salomon Brothers Mortgage Securities VII, Inc.
      Series 1999-C1, Class H                                        7.00+   05/18/32      6,700       6,739,195
   Wachovia Bank Commercial Mortgage Trust
      Series 2005-C18, Class J*                                      4.70    04/15/42      1,248       1,023,058
      Series 2005-C18, Class K*                                      4.70    04/15/42      1,665       1,317,945
      Series 2005-C18, Class L*                                      4.70    04/15/42        797         570,239
      Series 2005-C18, Class M*                                      4.70    04/15/42        532         350,003
      Series 2005-C18, Class N*                                      4.70    04/15/42        648         399,585
      Series 2002-C2, Class L*                                       4.94    11/15/34      1,833       1,673,023
      Series 2002-C2, Class M*                                       4.94    11/15/34      1,072         948,695
      Series 2002-C2, Class N*                                       4.94    11/15/34        938         807,329
      Series 2002-C2, Class O*                                       4.94    11/15/34        755         592,898
      Series 2002-C2, Class P*                                       4.94    11/15/34     10,044       2,829,394
      Series 2003-C3, Class J*                                       4.98    02/15/35      2,045       1,885,153
                                                                                                    ------------
                                                                                                      12,397,322
                                                                                                    ------------
TOTAL OTHER COMMERCIAL MORTGAGE BACKED SECURITIES
         (Cost - $152,150,870)                                                                       151,526,960
                                                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
         (Cost - $191,307,312)                                                                       190,288,580
                                                                                                    ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.9%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
   Citicorp Mortgage Securities, Inc.
      Series 2003-4, Class B4                                        5.00    03/25/18        290         253,695
      Series 2003-4, Class B5                                        5.00    03/25/18        145         111,917
      Series 2003-4, Class B6                                        5.00    03/25/18        290         162,463
      Series 2003-5, Class B4                                        5.35+   04/25/33        510         451,369
      Series 2003-5, Class B5                                        5.35+   04/25/33        340         270,449
      Series 2003-5, Class B6                                        5.35+   04/25/33        511         229,981
      Series 2002-11, Class B4*                                      5.84+   11/25/32        970         948,901
      Series 2002-11, Class B5                                       5.84+   11/25/32        485         463,962
      Series 2002-11, Class B6*                                      5.84+   11/25/32        728         546,149
                                                                                                    ------------
                                                                                                       3,438,886
                                                                                                    ------------
   G3 Mortgage Reinsurance Ltd.
      Series 1, Class EH*                                           24.96+   05/25/08      2,355       2,572,335
   GS Mortgage Securities Corp. II
      Series 2004-GG2, Class A6                                      5.40+   08/10/38      5,000@      4,895,045

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2006

                                                                                        PRINCIPAL
                                                                 INTEREST                 AMOUNT
                                                                   RATE      MATURITY     (000S)        VALUE
                                                                ---------    --------   ---------   ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (CONTINUED)
   Residential Finance Limited Partnership
      Series 2002-A, Class B7                                      10.55%+   10/10/34   $  3,309    $  3,336,007
   Residential Funding Mortgage Sec I
      Series 2003-S6, Class B1                                       5.00    04/25/18        174         153,802
      Series 2003-S6, Class B2                                       5.00    04/25/18         87          70,349
      Series 2003-S6, Class B3                                       5.00    04/25/18        174          62,577
      Series 2005-S9, Class B1*                                      5.75    12/25/35        914         727,858
      Series 2005-S9, Class B2*                                      5.75    12/25/35        548         336,120
      Series 2005-S9, Class B3*                                      5.75    12/25/35        914         269,373
                                                                                                    ------------
                                                                                                       1,620,079
                                                                                                    ------------
   Resix Financial Ltd.
      Series 2004-C, Class B7*                                       8.35+   09/10/36      1,956       1,972,305
      Series 2004-A, Class B8*                                       9.85+   02/10/36        848         895,214
      Series 2003-D, Class B7*                                      10.60+   12/10/35      2,877       2,946,549
      Series 2005-A, Class B9*                                      10.60+   03/10/37      1,354       1,365,225
      Series 2003-CB1, Class B8*                                    11.60+   06/10/35      1,113       1,148,920
      Series 2005-D, Class B9*                                      12.90+   12/15/37      2,981       3,142,874
      Series 2005-A, Class B10*                                     13.35+   03/10/37      1,056       1,080,188
      Series 2005-D, Class B10*                                     14.40+   12/15/37      1,491       1,554,296
      Series 2005-D, Class B11*                                     16.40+   12/15/37      1,987       2,055,701
      Series 2004-A, Class B11*                                     19.35+   02/10/36        970       1,035,609
                                                                                                    ------------
                                                                                                      17,196,881
                                                                                                    ------------
   Washington Mutual
      Series 2003-S3, Class CB5                                      5.41+   06/25/33      1,128         896,648
      Series 2003-S3, Class CB6                                      5.41+   06/25/33      1,128         569,628
      Series 2005-AR2, Class B11                                     5.77+   01/25/45      4,773       3,249,217
      Series 2005-AR2, Class B12                                     5.77+   01/25/45      4,080         734,468
                                                                                                    ------------
                                                                                                       5,449,961
                                                                                                    ------------
   Wells Fargo Mortgage Backed Securities Trust
      Series 2005-AR4, Class B6                                      4.57+   04/25/35      1,194         393,943
                                                                                                    ------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost - $38,187,011)                                                                         38,903,137
                                                                                                    ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
         (Cost - $38,187,011)                                                                         38,903,137
                                                                                                    ------------

                                                                                          SHARES        VALUE
                                                                                        ---------   ------------
PREFERRED STOCK - 5.2%
   Brandywine Realty Trust, Series C, 7.50% (REIT)                                        34,931         883,758
   CBL & Associates Properties, Inc., Series D, 7.38% (REIT)                              61,180       1,536,841
   CBL & Associates Properties, Inc. 7.75% (REIT)                                         51,628       1,309,286
   Cousins Properties, Inc., Series B, 7.50%                                              43,759       1,096,163
   Health Care, Inc., Series F, 7.63% (REIT)                                              59,703       1,515,859
   Host Marriott Corp., Class E, 8.88% (REIT)                                             50,000       1,375,000
   Istar Financial, Inc., Series F, 7.80% (REIT)                                          20,000         496,200
   Istar Financial, Inc., Series E, 7.88% (REIT)                                         100,000       2,509,000
   Strategic Hotel Capital, Inc., Series A, 8.50% (REIT)*                                 37,154         943,946
   Taubman Centers, Inc., Series G, 8.00% (REIT)                                          53,666       1,368,483
   Urstadt Biddle Properties, Inc., Series D, 7.50% (REIT)                                23,118         577,950
                                                                                                    ------------
TOTAL PREFERRED STOCK
         (Cost - $13,572,560)                                                                         13,612,486
                                                                                                    ------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2006

                                                                                        PRINCIPAL
                                                                 INTEREST                 AMOUNT
                                                                   RATE      MATURITY     (000S)        VALUE
                                                                ---------    --------   ---------   ------------
SHORT TERM INVESTMENTS - 0.1%
   United States Treasury Bill(b) #
         (Cost - $298,339)                                          0%       06/15/06    $    300   $    298,303
                                                                                                    ------------
TOTAL INVESTMENTS - 102.8%
         (Cost - $272,918,526)                                                                       269,392,826
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%                                                        (7,451,257)
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $261,941,569
                                                                                                    ============

@    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
        REPURCHASE AGREEMENTS.

* -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

**   -- ACQUIRED IN CONNECTION WITH PURCHASE OF LB-UBS COMMERCIAL MORTGAGE TRUST
        SERIES 2002-C2 CLASSES Q, S, T AND U.

+    -- VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF APRIL 30,
        2006.

#    -- PORTION OR ENTIRE PRINCIPAL AMOUNT IS HELD AS COLLATERAL FOR OPEN
        FUTURES CONTRACTS.

(A) -- INTEREST RATE AND PRINCIPAL AMOUNTS ARE BASED ON THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGE POOLS.

(B)  -- ZERO COUPON NOTE - INTEREST RATE REPRESENTS CURRENT YIELD TO MATURITY.

(C) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(D) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

(E)  -- BOND IS IN DEFAULT.

REIT -- REAL ESTATE INVESTMENT TRUST

- -- AT APRIL 30, 2006, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX PURPOSES WAS $272,918,526. NET UNREALIZED DEPRECIATION AGGREGATED $3,525,700 OF WHICH $6,327,326 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $9,853,026 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

HYPERION STRATEGIC BOND FUND, INC.
APRIL 30, 2006

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2006, the Fund had the following reverse repurchase agreements outstanding:

 Face Value                             Description                            Maturity Amount
 ----------                             -----------                            ---------------
$ 4,669,000   Bank of America, 5.01%, dated 04/21/06, maturity date 05/22/06     $ 4,689,143
  3,574,000   Bear Stearns, 5.02%, dated 04/25/06, maturity date 05/24/06          3,588,453
  3,238,000   Bear Stearns, 5.02%, dated 04/25/06, maturity date 05/24/06          3,251,094
  4,713,000   Bear Stearns, 5.02%, dated 04/25/06, maturity date 05/24/06          4,732,059
  4,643,000   Goldman Sachs, 5.05%, dated 04/26/06, maturity date 05/22/06         4,659,934
  4,622,000   JP Morgan Chase, 5.00%, dated 04/20/06, maturity date 05/22/06       4,642,542
-----------                                                                      -----------
 25,459,000
===========
                                                                                 -----------
              Maturity Amount, Including Interest Payable                        $25,563,225
                                                                                 -----------
              Market Value of Assets Sold Under Agreements                       $26,834,282
                                                                                 -----------
              Weighted Average Interest Rate                                            5.02%
                                                                                 -----------

The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2006, was approximately $32,242,542 at a weighted average interest rate of 5.55%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $35,624,679 as of February 9, 2006, which was 12.22% of total assets.

HYPERION STRATEGIC BOND FUND, INC.
APRIL 30, 2006

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

At April 30, 2006, the following swap agreements were outstanding:

                                                                                        NET
NOTIONAL     EXPIRATION                                                             UNREALIZED
AMOUNT          DATE                            DESCRIPTION                        DEPRECIATION
--------     ----------   ------------------------------------------------------   ------------
$5,000,000    09/11/42    Agreement with Bear Stearns, dated 11/02/05 to pay
                          semi-annually the notional amount multiplied by 2.10%
                          and to receive quarterly the notional amount
                          multiplied by 3 month USD-LIBOR-BBA.                       $(82,520)

 6,000,000    04/15/42    Agreement with Morgan Stanley Dean Witter, dated
                          11/02/05 to pay semi-annually the notional amount
                          multiplied by 2.15% and to receive quarterly the
                          notional amount multiplied by 3 month USD-LIBOR-BBA.         10,750

 8,690,000    06/28/06    Agreement with Wachovia Bank National Association,
                          effective 12/01/05 to receive payments equal to 1
                          month LIBOR plus 55 basis points multiplied by the
                          current notional amount; and to make payments equal to
                          the current notional amount multiplied by the month to
                          date total return of a basket of securities.                449,998
                                                                                     --------
                                                                                     $378,228
                                                                                     ========

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

HYPERION STRATEGIC BOND FUND, INC.
APRIL 30, 2006

As of April 30, 2006, the fund had the following short futures contracts outstanding:

SHORT:

NOTIONAL                                  EXPIRATION     COST AT        VALUE AT       UNREALIZED
AMOUNT                   TYPE                DATE       TRADE DATE   APRIL 30, 2006   APPRECIATION
--------      -------------------------   ----------   -----------   --------------   ------------
$35,900,000   10 Yr. U.S. Treasury Note    June 2006   $38,524,065     $37,902,546      $621,519

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Strategic Bond Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  June 16, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  June 16, 2006

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  June 16, 2006